Supplementary Information to Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial income:
Interest income		$ 1
Change in fair value of forward contracts which are not designated as hedging		12
Financial income		13
Financial expenses:
In respect of interest related to bank loans and bank fees	(192)	(259)	(307)
Change in fair value of forward contracts which are not designated as hedging			(5)
Other (mainly foreign currency transaction losses)	(63)	(51)	(27)
Financial expenses	(255)	(310)	(339)
Financial income expenses, net	$ (255)	$ (297)	$ (339)